Loans, borrowings and bank overdrafts	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Loans, borrowings and bank overdrafts
14. Loans, borrowings and bank overdrafts

	As at March 31,
	2021		2022
Non-current
Unsecured Notes 2026 *	₹	—	₹	56,403
Borrowings from banks		7,310		—
Loans from institutions other than banks		148		60

	₹	7,458	₹	56,463

Current
Bank overdrafts	₹	130	₹	3
Borrowings from Banks		75,585		95,143
Loans from institutions other than banks		159		87

	₹	75,874	₹	95,233

	₹	83,332	₹	151,696

*
On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued US$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. The Notes were issued at the discounted price of 99.636% against par value and have an effective interest rate of 1.6939% after considering the issue expenses and discount of
₹
 501 (US$ 6.7 million). Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited
(SGX-ST).

Short-term loans, borrowings and bank overdrafts

The
 Company had loans, borrowings and bank overdrafts amounting to
₹

60,363
and
₹

95,146
, as at March 31, 2021 and 2022, respectively. The

principal source of borrowings from banks as at March 31, 2022 primarily consists of lines of credit of approximately
₹
 86,873, U.S. Dollar
(US$)
713
 million, Canadian Dollar (CAD)
10
 million, Saudi Riyal (SAR)
140
 million, Euro (EUR)
18
 million, Pound Sterling (GBP)
7

million, Bahraini Dinar (BHD) 1 million, Australian Dollar
 (AUD $)
90

million, UAE Dirham (AED) 3 million, Thai Baht (THB) 5 million and Indonesian Rupiah (IDR)

290

million from bankers for working capital requirements and other short-term needs.
As at March 31, 2022, the Company has unutilized lines of credit aggregating ₹ 10,223, US$ 563 million, CAD
 10 million, SAR 40 million, EUR 18 million, GBP 7
million, BHD 1 million, AED

3
million, THB 5 million and IDR
 290
million. To utilize these unused lines of credit, the Company requires consent of the lender and compliance with certain financial covenants. Significant portion of these lines of credit are revolving credit facilities and floating rate foreign currency loans, renewable on a periodic basis.
Significant portion of these facilities bear floating rates of interest, referenced to country specific official benchmark interest rates and a spread, determined based on market conditions.
Long-term loans and borrowings

	As at March 31, 2021			As at March 31, 2022
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Final maturity
Unsecured Notes 2026
U.S. Dollar (US$)	—		—	744		56,403	June-26
Unsecured loans
U.S. Dollar (US$)	310		22,671	—		—
Canadian Dollar (CAD)	^		10	—		—
Indian Rupee (INR)	—		240	—		141	March-24
Australian Dollar (AUD)	^		26	—		—
Pound Sterling (GBP)	^		12	—		—
Euro (EUR)	^		10	^		6	April-23

		₹	22,969		₹	56,550

Non-current portion of long-term loans and borrowings			7,458			56,463
Current portion of long-term loans and borrowings			15,511			87

^	Value is less than 1
Interest expense on
loans
, borrowings and bank
overdrafts
was
₹
3,166,
₹
1,897, and
₹
3,261 for the year ended March 31, 2020, 2021 and 2022, respectively.
Cash and
non-cash
changes in liabilities arising from financing activities:

							Non-cash changes
	April 1, 2020		Cash flow		Issue expenses on Notes		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2021
Borrowings	₹	77,647	₹	6,212	₹	—	₹	—	₹	—	₹	(657)	₹	83,202
Bank overdrafts		395		(265)		—		—		—		—		130
Lease Liabilities		19,198		(8,660)		—		10,404		—		240		21,182

	₹	97,240		₹ (2,713)	₹	—	₹	10,404	₹	—	₹	(417)	₹	104,514

							Non-cash changes
	April 1, 2021		Cash flow		Issue expenses on Notes		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2022
Borrowings	₹	83,202	₹	68,310	₹	(298)	₹	—	₹	77	₹	402	₹	151,693
Bank overdrafts		130		(127)		—		—		—		—		3
Lease Liabilities		21,182		(9,730)		—		12,532		—		249		24,233

	₹	104,514	₹	58,453	₹	(298)	₹	12,532	₹	77	₹	651	₹	175,929

Non-fund based
The Company has non-fund based revolving credit facilities in various currencies equivalent to
₹
 56,421 and
₹
48,369, as at March 31, 2021 and 2022, respectively, towards operational requirements that can be used for the issuance of letters of credit and bank guarantees. As at March 31, 2021, and 2022, an amount of
₹
39,293, and
₹
31,276, respectively, was unutilized out of these non-fund based facilities.